JPMorgan SmartRetirement® Blend 2035 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.1%
Fixed Income — 18.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	58,348	418,356
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,805	23,628
JPMorgan High Yield Fund Class R6 Shares (a)	11,179	71,879
Total Fixed Income		513,863
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,522	87,585
U.S. Equity — 37.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,019	1,026,114
Total Investment Companies (Cost $1,278,253)		1,627,562
Exchange-Traded Funds — 31.4%
Alternative Assets — 1.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	425	37,582
Fixed Income — 3.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,521	69,747
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	388	17,923
Total Fixed Income		87,670
International Equity — 21.0%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,812	91,400
JPMorgan BetaBuilders International Equity ETF (a)	8,092	486,632
Total International Equity		578,032
U.S. Equity — 5.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,167	107,875
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	870	54,730
Total U.S. Equity		162,605
Total Exchange-Traded Funds (Cost $724,554)		865,889
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 2.6%
U.S. Treasury Bonds
4.63%, 2/15/2040	1,100	1,140
1.75%, 8/15/2041	705	476
3.38%, 8/15/2042	1,420	1,226
3.13%, 2/15/2043	7,965	6,598
3.88%, 2/15/2043	605	559
2.25%, 8/15/2046	120	82
3.00%, 8/15/2048	5,830	4,550
1.38%, 8/15/2050	1,234	652
1.63%, 11/15/2050	2,119	1,197
4.13%, 8/15/2053	3,830	3,681
U.S. Treasury Notes
4.13%, 1/31/2025	3,841	3,810

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.00%, 12/15/2025 (b)	850	840
4.25%, 12/31/2025	8,195	8,127
3.50%, 1/31/2028	15,970	15,503
1.38%, 10/31/2028	3,690	3,250
3.13%, 8/31/2029	9,033	8,552
4.88%, 10/31/2030	4,170	4,322
2.75%, 8/15/2032	1,237	1,109
3.50%, 2/15/2033	1,250	1,184
3.88%, 8/15/2033	5,565	5,417
U.S. Treasury STRIPS Bonds 4.81%, 11/15/2040 (c)	540	252
Total U.S. Treasury Obligations (Cost $73,994)		72,527
Mortgage-Backed Securities — 2.0%
FHLMC Gold Pools, Other
Pool # WA4424, 4.40%, 12/1/2027	390	384
Pool # WN1157, 1.80%, 11/1/2028	335	294
Pool # WA1626, 3.45%, 8/1/2032	488	447
Pool # WN3225, 3.80%, 10/1/2034	200	184
Pool # WS4004, 4.40%, 9/1/2036	299	289
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	100	92
Pool # QA6772, 3.50%, 1/1/2050	396	361
Pool # RA4224, 3.00%, 11/1/2050	196	170
Pool # QB8503, 2.50%, 2/1/2051	228	189
Pool # QC9443, 2.50%, 10/1/2051	534	446
Pool # QE1637, 4.00%, 5/1/2052	60	57
Pool # QE1832, 4.50%, 5/1/2052	78	76
Pool # QH9763, 6.00%, 1/1/2054	183	185
Pool # QH9845, 6.00%, 2/1/2054	659	668
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	450	393
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	90	85
Pool # FM3118, 3.00%, 5/1/2050	143	126
Pool # BP9250, 2.50%, 7/1/2050	736	617
Pool # CA6635, 2.50%, 8/1/2050	122	103
Pool # BR4318, 3.00%, 1/1/2051	220	192
Pool # BQ8009, 4.00%, 2/1/2051	442	418
Pool # BQ8010, 4.00%, 2/1/2051	500	470
Pool # CB0189, 3.00%, 4/1/2051	124	108
Pool # CB0458, 2.50%, 5/1/2051	631	525
Pool # FM7916, 2.50%, 6/1/2051	119	99
Pool # FM7957, 2.50%, 7/1/2051	1,196	1,000
Pool # CB1301, 2.50%, 8/1/2051	305	254
Pool # FM8247, 2.50%, 8/1/2051	171	143
Pool # CB1908, 2.50%, 10/1/2051	962	800
Pool # CB2094, 3.00%, 11/1/2051	311	269
Pool # BU1805, 2.50%, 12/1/2051	249	206

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB2313, 2.50%, 12/1/2051	193	161
Pool # FS2559, 3.00%, 12/1/2051	537	465
Pool # CB2637, 2.50%, 1/1/2052	601	499
Pool # BU3079, 3.00%, 1/1/2052	94	81
Pool # CB2670, 3.00%, 1/1/2052	440	379
Pool # BV4831, 3.00%, 2/1/2052	91	78
Pool # BV0295, 3.50%, 2/1/2052	221	202
Pool # BV6743, 4.50%, 5/1/2052	86	83
Pool # BV9515, 6.00%, 6/1/2052	93	95
Pool # BY4714, 5.00%, 6/1/2053	296	288
Pool # DA7753, 5.50%, 1/1/2054	218	218
Pool # DA0425, 6.00%, 2/1/2054	282	287
Pool # DA7754, 6.00%, 2/1/2054	672	681
Pool # DA9487, 6.00%, 2/1/2054	474	481
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	58	57
Pool # BL2588, 2.97%, 8/1/2026	290	277
Pool # BS7317, 5.35%, 11/1/2027	446	454
Pool # BS7576, 4.86%, 12/1/2027	269	270
Pool # AM3010, 5.07%, 3/1/2028	105	105
Pool # BS6144, 3.97%, 1/1/2029	345	335
Pool # AM5319, 4.34%, 1/1/2029	91	90
Pool # BL1460, 3.74%, 2/1/2029	800	767
Pool # BS8149, 4.97%, 9/1/2029	300	303
Pool # BS4290, 1.95%, 10/1/2029	500	430
Pool # BL4956, 2.41%, 11/1/2029	314	281
Pool # BS7361, 4.76%, 1/1/2030	520	522
Pool # BL9252, 1.37%, 3/1/2030	111	93
Pool # BS0154, 1.28%, 4/1/2030	76	62
Pool # AM4789, 4.18%, 11/1/2030	52	51
Pool # BL9494, 1.46%, 12/1/2030	75	61
Pool # BL9652, 1.56%, 12/1/2030	390	325
Pool # BS6024, 3.96%, 2/1/2031	210	201
Pool # BS7290, 5.64%, 2/1/2031	545	569
Pool # BS7121, 5.15%, 3/1/2031	400	408
Pool # BS6203, 4.26%, 4/1/2031	148	143
Pool # BS8442, 4.74%, 4/1/2031	313	314
Pool # BS2915, 1.87%, 5/1/2031	60	50
Pool # BL2999, 3.15%, 6/1/2031	803	734
Pool # BS7813, 4.83%, 6/1/2031	208	209
Pool # BS6802, 4.93%, 6/1/2031	300	302
Pool # BL3774, 2.77%, 8/1/2031	100	88
Pool # BL3648, 2.85%, 8/1/2031	100	89
Pool # BL3700, 2.92%, 8/1/2031	100	90
Pool # BS5580, 3.68%, 1/1/2032	230	215
Pool # BS4654, 2.39%, 3/1/2032	241	206
Pool # BL5680, 2.44%, 3/1/2032	365	311
Pool # AN5952, 3.01%, 7/1/2032	100	90

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN6149, 3.14%, 7/1/2032	130	116
Pool # BS5530, 3.30%, 7/1/2032	422	381
Pool # BS8070, 5.35%, 7/1/2032	400	415
Pool # BS6345, 3.91%, 8/1/2032	115	108
Pool # BS6822, 3.81%, 10/1/2032	220	206
Pool # BS8528, 4.31%, 10/1/2032	520	504
Pool # BS6872, 4.41%, 10/1/2032	85	83
Pool # BS6928, 4.55%, 10/1/2032	90	88
Pool # BS6954, 4.93%, 10/1/2032	175	177
Pool # BS6819, 4.12%, 11/1/2032	275	264
Pool # BS7090, 4.45%, 12/1/2032	510	500
Pool # BS8428, 4.41%, 1/1/2033	355	346
Pool # BS5357, 3.41%, 3/1/2033	169	152
Pool # BS8416, 4.56%, 5/1/2033	165	163
Pool # AN9752, 3.65%, 7/1/2033	310	286
Pool # BS5511, 3.45%, 8/1/2033	224	202
Pool # BS5127, 3.15%, 9/1/2033	130	114
Pool # BZ0430, 4.32%, 2/1/2034	450	436
Pool # BL7124, 1.93%, 6/1/2035	157	124
Pool # BZ0217, 5.22%, 8/1/2035	350	360
Pool # AN0375, 3.76%, 12/1/2035	164	152
Pool # BF0045, 4.50%, 3/1/2052	60	58
Pool # BF0091, 3.50%, 5/1/2056	240	213
Pool # BF0108, 4.50%, 6/1/2056	112	108
Pool # BF0189, 3.00%, 6/1/2057	146	125
Pool # BF0230, 5.50%, 1/1/2058	227	233
Pool # BF0497, 3.00%, 7/1/2060	131	109
Pool # BF0578, 2.50%, 12/1/2061	1,056	845
Pool # BF0580, 3.50%, 12/1/2061	125	111
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 4/25/2054 (d)	7,447	6,155
TBA, 4.00%, 4/25/2054 (d)	4,635	4,292
TBA, 4.50%, 4/25/2054 (d)	1,605	1,528
TBA, 5.50%, 4/25/2054 (d)	2,240	2,229
TBA, 6.00%, 4/25/2054 (d)	1,800	1,816
TBA, 6.50%, 4/25/2054 (d)	1,980	2,023
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	20	20
Pool # 784602, 4.00%, 5/20/2038	80	77
Pool # BS8546, 2.50%, 12/20/2050	264	220
Pool # 785294, 3.50%, 1/20/2051	274	246
Pool # CA8452, 3.00%, 2/20/2051	405	362
Pool # CA9005, 3.00%, 2/20/2051	384	351
Pool # CB1543, 3.00%, 2/20/2051	275	242
Pool # CA3588, 3.50%, 2/20/2051	268	243
Pool # CB1536, 3.50%, 2/20/2051	652	596
Pool # CB1542, 3.00%, 3/20/2051	265	234
Pool # CB4433, 3.00%, 3/20/2051	505	433

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CC0070, 3.00%, 3/20/2051	43	39
Pool # CC8726, 3.00%, 3/20/2051	53	47
Pool # CC8738, 3.00%, 3/20/2051	74	65
Pool # CC8723, 3.50%, 3/20/2051	686	624
Pool # CC0088, 4.00%, 3/20/2051	16	15
Pool # CC0092, 4.00%, 3/20/2051	31	29
Pool # CC8727, 3.00%, 4/20/2051	93	82
Pool # CC8739, 3.00%, 4/20/2051	260	230
Pool # CC8740, 3.00%, 4/20/2051	217	192
Pool # CC8751, 3.00%, 4/20/2051	53	47
Pool # CE9911, 3.00%, 7/20/2051	143	126
Pool # CE9913, 3.00%, 7/20/2051	84	74
Pool # CE9914, 3.00%, 7/20/2051	84	74
Pool # CE9915, 3.00%, 7/20/2051	125	111
Pool # CA3563, 3.50%, 7/20/2051	278	256
Pool # CE2586, 3.50%, 7/20/2051	301	274
Pool # CK1527, 3.50%, 12/20/2051	200	182
Pool # CJ8184, 3.50%, 1/20/2052	216	197
Pool # CK2716, 3.50%, 2/20/2052	188	168
Pool # CK8295, 5.00%, 3/20/2052	141	138
Pool # CN3557, 4.50%, 5/20/2052	112	109
Pool # CN3127, 5.00%, 8/20/2052	142	140
Pool # CU6748, 6.00%, 9/20/2053	298	301
Pool # DA2721, 5.50%, 3/20/2054	160	160
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	208	182
Pool # CV6672, 5.00%, 7/20/2062	132	129
Pool # CU1093, 5.50%, 6/20/2063	252	250
Pool # CU1092, 6.00%, 6/20/2063	243	243
Pool # CT6283, 6.00%, 7/20/2063	234	234
Pool # CW0095, 6.00%, 7/20/2063	176	176
Total Mortgage-Backed Securities (Cost $57,453)		55,090
Corporate Bonds — 1.7%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	612
3.75%, 2/1/2050	250	174
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	230
5.40%, 7/31/2033	61	61
Leidos, Inc. 5.75%, 3/15/2033	50	51
Northrop Grumman Corp.
5.15%, 5/1/2040	37	36
3.85%, 4/15/2045	90	72
RTX Corp.
2.25%, 7/1/2030	80	68
5.15%, 2/27/2033	44	44

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
3.75%, 11/1/2046	80	62
2.82%, 9/1/2051	70	45
		1,455
Automobiles — 0.0% ^
Hyundai Capital America 2.38%, 10/15/2027 (e)	198	179
Banks — 0.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (f)	200	202
Banco Santander SA (Spain) 5.59%, 8/8/2028	200	203
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (f)	106	99
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (f)	278	266
(SOFR + 1.58%), 4.38%, 4/27/2028 (f)	65	63
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	130	130
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	130	133
(SOFR + 1.33%), 2.97%, 2/4/2033 (f)	610	519
(SOFR + 1.91%), 5.29%, 4/25/2034 (f)	140	140
(SOFR + 1.84%), 5.87%, 9/15/2034 (f)	80	83
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	30	30
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (e) (f)	200	200
Bank of Montreal (Canada) 5.72%, 9/25/2028	90	92
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (f)	200	204
(SOFR + 2.42%), 6.04%, 3/12/2055 (f)	216	225
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (e) (f)	275	275
(SOFR + 1.59%), 5.50%, 5/20/2030 (e) (f)	200	200
(SOFR + 1.88%), 5.74%, 2/20/2035 (e) (f)	280	282
BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (e) (f)	250	235
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (f)	400	377
(SOFR + 1.36%), 5.17%, 2/13/2030 (f)	630	627
(SOFR + 1.35%), 3.06%, 1/25/2033 (f)	268	228
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (e) (f)	250	252
Credit Agricole SA (France)
4.38%, 3/17/2025 (e)	200	197
(SOFR + 0.89%), 1.25%, 1/26/2027 (e) (f)	250	232
(SOFR + 1.69%), 5.34%, 1/10/2030 (e) (f)	500	499
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (e)	200	203
5.25%, 4/26/2029 (e)	200	200
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (f)	316	316
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (f)	650	581
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (f)	200	184

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (f)	235	240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (f)	250	257
NatWest Group plc (United Kingdom) (3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	400	381
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (f)	266	258
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (f)	75	76
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (f)	250	235
(SOFR + 1.22%), 2.47%, 1/11/2028 (f)	200	184
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (e)	205	206
Societe Generale SA (France)
4.25%, 4/14/2025 (e)	400	392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (e) (f)	200	201
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (e) (f)	350	370
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	40	40
5.52%, 7/17/2028	25	26
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (f)	50	51
(SOFR + 2.45%), 7.16%, 10/30/2029 (f)	65	69
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	185	178
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	62	62
Wells Fargo & Co.
4.30%, 7/22/2027	344	335
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	85	86
(SOFR + 1.50%), 5.20%, 1/23/2030 (f)	30	30
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	330	331
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	45	45
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	18	13
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	120	106
Westpac Banking Corp. (Australia)
6.82%, 11/17/2033 (g)	300	326
2.96%, 11/16/2040 (g)	44	31
3.13%, 11/18/2041 (g)	45	32
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (e)	310	310
		12,348
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	180
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	110	110
		290
Biotechnology — 0.0% ^
AbbVie, Inc.
5.05%, 3/15/2034	255	258
4.05%, 11/21/2039	300	267

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc.
5.25%, 3/2/2033	75	76
3.15%, 2/21/2040	96	74
3.00%, 1/15/2052	70	47
Gilead Sciences, Inc. 2.60%, 10/1/2040	52	37
		759
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	126
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	41
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (f)	365	385
(SOFR + 1.85%), 6.47%, 10/25/2034 (f)	60	65
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	45
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (f)	150	141
(SOFR + 1.22%), 2.31%, 11/16/2027 (f)	300	274
(SOFR + 1.32%), 2.55%, 1/7/2028 (f)	150	138
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	290	285
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	750	698
(SOFR + 1.77%), 6.48%, 10/24/2029 (f)	80	84
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (e) (f)	150	125
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	110	110
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	105	105
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	20	20
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	550	455
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	40	40
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	40	31
Nasdaq, Inc. 5.55%, 2/15/2034	230	234
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	206
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (f)	40	39
		3,480
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	70	70
EIDP, Inc. 4.80%, 5/15/2033	75	74
LYB International Finance III LLC 1.25%, 10/1/2025	30	28
Nutrien Ltd. (Canada) 4.90%, 3/27/2028	86	85
RPM International, Inc. 2.95%, 1/15/2032	61	52
		309
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (e)	200	207

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — 0.0% ^
Cisco Systems, Inc.
4.95%, 2/26/2031	760	767
5.05%, 2/26/2034	70	71
		838
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	279
6.10%, 1/15/2027	400	407
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (f)	200	200
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (e)	259	256
2.53%, 11/18/2027 (e)	369	328
5.75%, 3/1/2029 (e)	304	303
Capital One Financial Corp.
3.80%, 1/31/2028	102	97
(SOFR + 1.91%), 5.70%, 2/1/2030 (f)	60	60
(SOFR + 1.27%), 2.62%, 11/2/2032 (f)	45	36
General Motors Financial Co., Inc.
3.80%, 4/7/2025	105	103
5.40%, 5/8/2027	70	70
5.75%, 2/8/2031	80	81
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (e)	200	198
		2,418
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (e)	140	112
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (e)	190	190
3.44%, 5/13/2041 (e)	60	46
3.63%, 5/13/2051 (e)	65	48
5.62%, 2/12/2054 (e)	110	111
		507
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (e)	49	45
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	17
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	65
WP Carey, Inc.
2.40%, 2/1/2031	36	30
2.45%, 2/1/2032	40	32
		127
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
5.40%, 2/15/2034	40	40

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.50%, 6/1/2041	128	100
3.55%, 9/15/2055	76	53
Sprint Capital Corp. 6.88%, 11/15/2028	30	32
Verizon Communications, Inc.
2.10%, 3/22/2028	14	13
3.15%, 3/22/2030	124	112
5.05%, 5/9/2033	115	115
2.65%, 11/20/2040	44	31
		496
Electric Utilities — 0.2%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	60
Baltimore Gas and Electric Co. 5.40%, 6/1/2053	185	184
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	220
DTE Electric Co. 5.40%, 4/1/2053	75	76
Duke Energy Corp. 6.10%, 9/15/2053	70	74
Duke Energy Florida LLC 5.95%, 11/15/2052	62	66
Duke Energy Progress LLC 2.90%, 8/15/2051	40	26
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (e)	20	16
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	141
Entergy Louisiana LLC
4.00%, 3/15/2033	40	37
5.70%, 3/15/2054	100	102
Entergy Mississippi LLC 5.00%, 9/1/2033	100	98
Evergy Metro, Inc. 4.95%, 4/15/2033	89	87
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	240	242
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (e)	271	271
Eversource Energy 3.38%, 3/1/2032	290	252
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	215	202
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (e)	274	232
Florida Power & Light Co. 5.30%, 4/1/2053	50	50
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	37
ITC Holdings Corp. 5.40%, 6/1/2033 (e)	200	200
Massachusetts Electric Co. 4.00%, 8/15/2046 (e)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	43
Monongahela Power Co. 5.85%, 2/15/2034 (e)	30	31
Nevada Power Co. 6.00%, 3/15/2054	30	32
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (e)	62	39
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	109
Northern States Power Co. 5.10%, 5/15/2053	100	96
NRG Energy, Inc. 2.45%, 12/2/2027 (e)	118	106
Ohio Power Co. 5.00%, 6/1/2033	70	69
Pacific Gas and Electric Co.
6.40%, 6/15/2033	75	79
5.80%, 5/15/2034	35	35
3.75%, 8/15/2042 (h)	322	239
6.75%, 1/15/2053	5	5
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	65	67

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	28
Series A-5, 5.10%, 6/1/2052	35	35
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	44
Public Service Co. of Oklahoma 5.25%, 1/15/2033	70	70
Public Service Electric and Gas Co. 5.45%, 3/1/2054	110	113
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	53	51
Sierra Pacific Power Co. 5.90%, 3/15/2054 (e)	60	62
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	53	53
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	150	121
5.70%, 3/1/2053	25	25
5.88%, 12/1/2053	67	69
5.75%, 4/15/2054	125	127
Southern Co. (The) 5.70%, 3/15/2034	70	72
Tampa Electric Co. 4.90%, 3/1/2029	102	102
Tucson Electric Power Co. 5.50%, 4/15/2053	90	89
Union Electric Co.
5.20%, 4/1/2034 (d)	150	150
3.90%, 4/1/2052	163	129
5.45%, 3/15/2053	50	50
		5,023
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	79	76
4.00%, 4/14/2032	500	462
		538
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.65%, 4/5/2027	35	33
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	40	40
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	52	37
		110
Food Products — 0.1%
Campbell Soup Co. 5.40%, 3/21/2034	100	101
J M Smucker Co. (The)
6.20%, 11/15/2033	30	32
6.50%, 11/15/2053	25	28
JBS USA LUX SA 6.75%, 3/15/2034 (e)	280	294
Kellanova 5.25%, 3/1/2033	256	257
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	50
4.38%, 6/1/2046	29	24
Smithfield Foods, Inc. 3.00%, 10/15/2030 (e)	318	263
Tyson Foods, Inc. 5.70%, 3/15/2034	160	162
		1,211

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	29
Southern California Gas Co. 6.35%, 11/15/2052	125	138
		167
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	33
ERAC USA Finance LLC
5.00%, 2/15/2029 (e)	150	150
5.20%, 10/30/2034 (e)	80	80
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (e)	80	82
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (e)	150	138
Union Pacific Corp.
3.55%, 8/15/2039	70	59
3.50%, 2/14/2053	50	38
		580
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
DH Europe Finance II SARL 3.25%, 11/15/2039	230	186
		203
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	39
Banner Health 1.90%, 1/1/2031	100	82
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	16
Cencora, Inc. 5.13%, 2/15/2034	290	290
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	46
Cigna Group (The) 5.13%, 5/15/2031	230	230
CommonSpirit Health 2.78%, 10/1/2030	74	64
CVS Health Corp.
5.25%, 2/21/2033	260	260
2.70%, 8/21/2040	92	64
HCA, Inc.
5.60%, 4/1/2034	310	312
5.50%, 6/15/2047	25	24
3.50%, 7/15/2051	23	16
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	30
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	27
		1,500
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	25	21
Healthcare Realty Holdings LP 2.00%, 3/15/2031	88	70
Sabra Health Care LP 3.20%, 12/1/2031	45	37
		128

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.90%, 2/15/2031	190	189
3.35%, 3/12/2050	52	37
		226
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	190
5.80%, 3/1/2033	59	61
5.75%, 10/1/2041	40	40
Southern Power Co. 5.15%, 9/15/2041	174	162
		453
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	110	111
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	50	49
Insurance — 0.1%
Aon North America, Inc.
5.45%, 3/1/2034	140	142
5.75%, 3/1/2054	130	133
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	170
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	32
Brown & Brown, Inc. 2.38%, 3/15/2031	292	242
CNA Financial Corp. 5.13%, 2/15/2034	230	224
Corebridge Global Funding 5.90%, 9/19/2028 (e)	60	61
F&G Global Funding 1.75%, 6/30/2026 (e)	40	36
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (e)	30	30
Jackson National Life Global Funding 3.05%, 4/29/2026 (e)	250	236
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (e)	100	102
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (e)	200	225
New York Life Insurance Co. 3.75%, 5/15/2050 (e)	156	120
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (e)	40	35
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	54
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (e)	70	58
3.30%, 5/15/2050 (e)	96	67
		1,967
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	75	79
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	60

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	80	81
3.11%, 2/15/2040	86	66
		147
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	392	321
3.50%, 3/1/2042	35	23
3.70%, 4/1/2051	96	59
Comcast Corp.
4.65%, 2/15/2033	110	108
3.25%, 11/1/2039	334	262
2.80%, 1/15/2051	130	83
5.35%, 5/15/2053	180	179
		1,035
Metals & Mining — 0.0% ^
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	100	102
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (e)	75	75
5.37%, 4/4/2029 (d) (e)	240	241
5.63%, 4/4/2034 (d) (e)	100	100
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (e)	120	108
		626
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	28
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	70	77
Consumers Energy Co.
4.63%, 5/15/2033	75	73
3.25%, 8/15/2046	30	23
DTE Energy Co.
4.88%, 6/1/2028	100	99
5.10%, 3/1/2029	200	199
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	80
Puget Energy, Inc. 2.38%, 6/15/2028	54	48
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	47
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	259
		933
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	59
COPT Defense Properties LP 2.75%, 4/15/2031	54	44
		103
Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc.
3.63%, 4/6/2030	73	69
2.77%, 11/10/2050	44	29

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Cheniere Energy, Inc. 5.65%, 4/15/2034 (e)	70	71
Columbia Pipelines Holding Co. LLC 5.68%, 1/15/2034 (e)	192	191
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	60	62
Energy Transfer LP
6.00%, 2/1/2029 (e)	245	247
5.00%, 5/15/2044 (h)	105	93
Exxon Mobil Corp. 3.00%, 8/16/2039	146	114
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (e)	190	153
4.32%, 12/30/2039 (e)	30	22
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (e)	498	475
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	143
7.80%, 8/1/2031	300	340
MPLX LP 4.50%, 4/15/2038	52	46
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	40	34
Northern Natural Gas Co. 5.63%, 2/1/2054 (e)	20	20
Phillips 66 Co. 5.30%, 6/30/2033	50	50
Plains All American Pipeline LP 4.65%, 10/15/2025	132	130
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	73
Williams Cos., Inc. (The) 5.65%, 3/15/2033	40	41
		2,403
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	34	31
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	69
Pharmaceuticals — 0.1%
Astrazeneca Finance LLC (United Kingdom)
4.85%, 2/26/2029	200	201
5.00%, 2/26/2034	120	120
Bristol-Myers Squibb Co.
5.55%, 2/22/2054	80	82
5.65%, 2/22/2064	125	129
Eli Lilly & Co. 5.00%, 2/9/2054	210	209
Merck & Co., Inc.
5.00%, 5/17/2053	50	49
5.15%, 5/17/2063	40	40
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	59
5.30%, 5/19/2053	110	109
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	400	301
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	60	58
Zoetis, Inc. 5.60%, 11/16/2032	100	104
		1,461

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	50	52
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	40
UDR, Inc. 2.10%, 8/1/2032	88	69
		109
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	36
2.50%, 8/16/2031	20	16
NNN REIT, Inc. 5.60%, 10/15/2033	50	51
		103
Semiconductors & Semiconductor Equipment — 0.0% ^
Analog Devices, Inc. 2.80%, 10/1/2041	46	33
Broadcom, Inc. 3.19%, 11/15/2036 (e)	148	118
Intel Corp.
5.63%, 2/10/2043	5	5
5.70%, 2/10/2053	51	53
KLA Corp. 3.30%, 3/1/2050	130	95
NXP BV (China)
2.50%, 5/11/2031	70	59
5.00%, 1/15/2033	30	29
3.25%, 5/11/2041	75	55
QUALCOMM, Inc. 4.50%, 5/20/2052	30	27
Texas Instruments, Inc. 5.05%, 5/18/2063	249	243
		717
Software — 0.0% ^
Intuit, Inc. 5.50%, 9/15/2053	30	31
Oracle Corp.
4.90%, 2/6/2033	60	59
3.80%, 11/15/2037	184	154
5.55%, 2/6/2053	50	49
Roper Technologies, Inc. 1.75%, 2/15/2031	47	38
		331
Specialized REITs — 0.0% ^
American Tower Corp. 1.88%, 10/15/2030	256	208
Crown Castle, Inc. 5.80%, 3/1/2034	35	36
CubeSmart LP 2.00%, 2/15/2031	102	82
Equinix, Inc. 2.00%, 5/15/2028	89	78
Extra Space Storage LP
5.90%, 1/15/2031	60	62
2.40%, 10/15/2031	60	49
		515
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	34

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	79
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	57
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	82
4.39%, 8/15/2037	55	46
3.73%, 9/25/2040	96	71
		256
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	232
Wireless Telecommunication Services — 0.0% ^
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	210	189
4.55%, 3/15/2052	35	30
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	85
5.05%, 7/15/2033	150	148
5.15%, 4/15/2034	42	42
		494
Total Corporate Bonds (Cost $47,915)		45,777
Asset-Backed Securities — 0.8%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (e)	49	45
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.27%, 12/18/2037 (e) (i)	4	4
Series 2021-FL4, Class AS, 6.54%, 12/18/2037 (e) (i)	115	113
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (e) (h)	250	242
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	170	155
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	117	107
Series 2016-3, Class AA, 3.00%, 10/15/2028	81	74
Series 2021-1, Class B, 3.95%, 7/11/2030	159	146
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (e)	100	100
Series 2024-1, Class D, 5.86%, 5/13/2030 (e)	205	204
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (e)	202	196
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (e)	100	94
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (e)	100	93
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (e)	100	90
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (e)	285	284
Series 2024-1A, Class A, 5.36%, 6/20/2030 (e)	155	156
Bridgecrest Lending Auto Securitization Trust Series 2024-1, Class D, 6.03%, 11/15/2029	170	170
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (e)	116	116

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (e)	52	51
Series 2021-1A, Class A, 2.16%, 4/15/2036 (e)	81	75
Series 2021-1A, Class B, 2.92%, 4/15/2036 (e)	127	118
Series 2022-1A, Class A, 4.46%, 6/15/2037 (e)	115	111
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	250
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (e)	176	151
Credit Acceptance Auto Loan Trust Series 2023-5A, Class B, 6.71%, 2/15/2034 (e)	155	157
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (e)	265	243
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (e)	40	38
Series 2021-1A, Class C, 2.70%, 11/21/2033 (e)	45	43
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	125	125
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (e)	90	89
Series 2023-1A, Class C, 5.55%, 10/16/2028 (e)	190	189
Series 2023-2A, Class D, 6.62%, 2/15/2029 (e)	130	131
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (e)	90	83
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (e)	100	100
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	115	116
Series 2023-5A, Class C, 6.85%, 1/16/2029	120	123
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	250
FHF Issuer Trust
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (e)	175	175
Series 2024-1A, Class B, 6.26%, 3/15/2030 (e)	235	236
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (e)	69	68
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (e)	171	172
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (e)	260	234
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (e)	100	96
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (e)	240	238
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (e) (i)	150	133
Ford Credit Auto Owner Trust Series 2024-1, Class A, 4.87%, 8/15/2036 (e)	500	499
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 (e)	239	243
GreatAmerica Leasing Receivables Series 2024-1, Class A4, 5.08%, 12/16/2030 (e)	785	782
Hilton Grand Vacations Trust Series 2022-2A, Class B, 4.74%, 1/25/2037 (e)	297	289
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (e)	287	279
Series 2024-A, Class B, 5.84%, 3/15/2043 (e)	350	351
Series 2024-A, Class C, 6.32%, 3/15/2043 (e)	420	422
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (e)	221	201
Series 2021-3, Class D, 3.00%, 1/17/2041 (e)	142	124
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	63	65
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (e)	43	42

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class B, 6.58%, 9/15/2029 (e)	250	250
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (e)	200	200
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (e)	3	3
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (e)	195	179
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (e)	129	119
Series 2024-1A, Class B, 5.51%, 2/20/2043 (e)	150	150
Series 2024-1A, Class C, 6.20%, 2/20/2043 (e)	185	185
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (e)	310	284
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (e)	65	65
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (e)	139	131
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (e)	166	156
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (e)	14	14
Series 2021-2A, Class C, 2.53%, 5/21/2029 (e)	355	333
Series 2023-3A, Class B, 6.48%, 7/20/2029 (e)	140	141
Series 2023-1A, Class C, 6.37%, 9/20/2029 (e)	145	146
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (e)	225	218
Series 2022-1A, Class B, 5.07%, 6/14/2029 (e)	295	291
Series 2023-1A, Class A, 5.41%, 11/14/2029 (e)	190	190
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (e)	46	44
Series 2021-A, Class B, 1.76%, 3/8/2028 (e)	144	138
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (e)	425	403
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (e)	60	59
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (e)	270	238
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (e)	545	543
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (e) (i)	66	65
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (e) (h)	180	178
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (e) (h)	149	145
Progress Residential Trust
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (e)	205	197
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (e)	453	418
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (e)	250	237
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (e)	100	89
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (e) (i)	100	88
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (e) (i)	125	107
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (e) (i)	217	215
Series 2021-10, Class A1, 2.49%, 10/25/2026 (e) (h)	65	63
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (e)	195	195
Reach Abs Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (e)	190	191
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (e)	170	164
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (e)	334	319
Santander Drive Auto Receivables Trust Series 2023-1, Class C, 5.09%, 5/15/2030	120	119

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SBNA Auto Lease Trust Series 2024-A, Class A4, 5.24%, 1/22/2029 (e)	325	324
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (e)	195	199
Series 2023-1A, Class C, 6.77%, 8/22/2033 (e)	170	179
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (e)	325	326
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (e)	54	51
Series 2021-2A, Class B, 1.80%, 9/20/2038 (e)	30	28
Series 2022-2A, Class C, 6.36%, 6/20/2040 (e)	136	135
Series 2024-1A, Class C, 5.94%, 1/20/2043 (e)	180	179
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (e)	260	260
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (e)	295	295
Tricon Residential Trust Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (e)	105	102
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	57	52
Series 2018-1, Class A, 3.70%, 3/1/2030	92	82
VCAT LLC Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (e) (h)	49	49
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (e) (h)	61	60
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (e) (h)	220	213
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (e) (h)	187	183
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (e) (h)	152	147
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (e) (h)	114	112
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (e) (h)	216	211
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (e) (h)	186	182
Westlake Automobile Receivables Trust
Series 2024-1A, Class A2A, 5.62%, 3/15/2027 (e)	175	175
Series 2023-1A, Class C, 5.74%, 8/15/2028 (e)	200	200
Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	100	102
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	235	233
Total Asset-Backed Securities (Cost $21,168)		20,830
Collateralized Mortgage Obligations — 0.3%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.02%, 7/25/2043 (e) (i)	190	197
CSMC Trust Series 2021-RPL1, Class A1, 4.04%, 9/27/2060 (e) (i)	158	153
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	253	253
Series 4065, Class QB, 3.00%, 6/15/2042	185	162
Series 4116, Class UC, 2.50%, 10/15/2042	188	134
Series 4941, Class IA, IO, 4.50%, 7/25/2049	765	169
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,434	212
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	72	74
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	136	136
Series 2002-T4, Class A1, 6.50%, 12/25/2041	15	15
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	103	101
Series 2018-72, Class VB, 3.50%, 10/25/2031	274	262
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	160

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-41, Class KA, 4.00%, 1/25/2041	3	3
Series 2011-126, Class JB, 2.50%, 12/25/2041	446	397
Series 2022-4, Class TA, 1.00%, 4/25/2051	239	187
Series 2019-7, Class CA, 3.50%, 11/25/2057	293	276
Series 2018-75, Class UZ, 4.00%, 10/25/2058	846	768
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	141	142
GNMA
Series 2016-61, Class A, 2.00%, 9/20/2042	348	284
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	213
Series 2020-185, Class PE, 1.50%, 12/20/2050	263	200
Series 2021-83, Class KB, 1.25%, 5/20/2051	318	246
Series 2022-151, Class B, 4.25%, 9/20/2052	150	121
Series 2012-H31, Class FD, 5.78%, 12/20/2062 (i)	78	78
Series 2015-H16, Class FG, 5.88%, 7/20/2065 (i)	59	59
Series 2016-H13, Class FT, 6.02%, 5/20/2066 (i)	36	36
Series 2016-H26, Class FC, 6.44%, 12/20/2066 (i)	224	224
Series 2021-H14, Class YD, 7.68%, 6/20/2071 (i)	201	178
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (e) (h)	81	80
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (e)	360	309
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	228	194
Series 2018-1, Class M60C, 3.50%, 5/25/2057	176	160
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (i)	243	225
Series 2018-2, Class M55D, 4.00%, 11/25/2057	294	273
Series 2018-4, Class M55D, 4.00%, 3/25/2058	152	142
Series 2019-1, Class MT, 3.50%, 7/25/2058	82	73
Series 2019-1, Class M55D, 4.00%, 7/25/2058	345	321
Series 2019-2, Class M55D, 4.00%, 8/25/2058	259	239
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	183
Series 2019-3, Class M55D, 4.00%, 10/25/2058	243	225
Series 2019-4, Class M55D, 4.00%, 2/25/2059	90	84
Series 2020-3, Class MT, 2.00%, 5/25/2060	705	555
Series 2022-1, Class MTU, 3.25%, 11/25/2061	81	70
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e) (i)	372	316
Total Collateralized Mortgage Obligations (Cost $9,310)		8,889
Commercial Mortgage-Backed Securities — 0.1%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (e)	170	158
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.12%, 7/25/2041 (e) (i)	166	157
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.64%, 7/25/2024 (i)	11,782	8
Series K136, Class A2, 2.13%, 11/25/2031	259	218
Series K140, Class A2, 2.25%, 1/25/2032	262	221
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	185	173
FNMA ACES
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (i)	1,545	91
Series 2017-M11, Class A2, 2.98%, 8/25/2029	143	132
Series 2020-M50, Class A2, 1.20%, 10/25/2030	130	117

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (i)	2,048	120
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (i)	185	150
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (i)	365	303
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (i)	179	173
Series 2024-M2, Class A2, 3.75%, 8/25/2033	875	808
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	57	56
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (i)	736	58
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (e) (i)	125	112
Series 2016-K56, Class B, 3.95%, 6/25/2049 (e) (i)	90	87
Series 2016-K58, Class B, 3.74%, 9/25/2049 (e) (i)	465	446
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.32%, 11/25/2053 (e) (i)	200	203
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	195	161
Total Commercial Mortgage-Backed Securities (Cost $4,065)		3,952
Foreign Government Securities — 0.0% ^
United Mexican States 6.00%, 5/7/2036 (Cost $198)	200	200
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, 5.17%, 4/1/2041 (Cost $55)	55	56
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (k) (Cost $72,202)	72,202	72,202
Total Investments — 100.6% (Cost $2,289,167)		2,772,974
Liabilities in Excess of Other Assets — (0.6)%		(17,867)
NET ASSETS — 100.0%		2,755,107

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2024.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2024 is $389 or 0.01% of the Fund’s net assets as of March 31, 2024.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2024.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	195	06/21/2024	USD	20,922	335
S&P MidCap 400 E-Mini Index	93	06/21/2024	USD	28,612	679
U.S. Treasury 5 Year Note	32	06/28/2024	USD	3,423	8
					1,022

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$20,830	$—	$20,830
Collateralized Mortgage Obligations	—	8,580	309	8,889
Commercial Mortgage-Backed Securities	—	3,952	—	3,952
Corporate Bonds	—	45,777	—	45,777
Exchange-Traded Funds	865,889	—	—	865,889
Foreign Government Securities	—	200	—	200
Investment Companies	1,627,562	—	—	1,627,562
Mortgage-Backed Securities	—	55,090	—	55,090
Municipal Bonds	—	56	—	56
U.S. Treasury Obligations	—	72,527	—	72,527
Short-Term Investments
Investment Companies	72,202	—	—	72,202
Total Investments in Securities	$2,565,653	$207,012	$309	$2,772,974
Appreciation in Other Financial Instruments
Futures Contracts	$1,022	$—	$—	$1,022
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$79,606	$15,355	$6,428	$(324)	$3,191	$91,400	1,812	$1,642	$—
JPMorgan BetaBuilders International Equity ETF (a)	473,311	41,016	70,423	1,054	41,674	486,632	8,092	8,981	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	34,684	3,118	2,220	155	1,845	37,582	425	940	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	129,658	29,075	88,459	(8,133)	7,606	69,747	1,521	3,448	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	121,895	9,086	39,180	1,418	14,656	107,875	1,167	1,077	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	104,462	13,388	70,142	(4,546)	11,568	54,730	870	1,076	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,411	16,439	1,079	(164)	316	17,923	388	199	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	309,694	122,318	13,240	(2,938)	2,522	418,356	58,348	11,124	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,409	21,736	—	—	483	23,628	3,805	229	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	79,474	7,256	1,246	(37)	2,138	87,585	5,522	2,479	—
JPMorgan Equity Index Fund Class R6 Shares (a)	808,246	114,596	51,085	154	154,203	1,026,114	13,019	10,240	—

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$57,884	$39,485	$28,209	$(2,687)	$5,406	$71,879	11,179	$4,122	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	52,938	379,971	360,707	—	—	72,202	72,202	2,439	—
Total	$2,255,672	$812,839	$732,418	$(16,048)	$245,608	$2,565,653		$47,996	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.